Employee Benefit Plans (Expected Contributions and Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Employer Contributions
Expected 2019 Contributions by Employer	$ 3,550
Future Expected Benefit Payments
2019	587
2020	816
2021	962
2022	1,109
2023	1,265
2024-2028	$ 8,465